SHARE CAPITAL - Summary of Issued and Fully Paid Ordinary Shares (Details)	6 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares
SHARES
Beginning balance (in shares)	34,762,899	37,222,549
Issue of ordinary shares (note 12) (in shares)	13,448
Restricted Share Units granted (in shares)	44,086	56,995
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (in shares)	147,183
Issue of ordinary shares in exchange of share options exercised (in shares)	36,857	158,247
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (in shares)	708,178
Issue of ordinary shares in exchange of warrants exercised (in shares)		33,782
Treasury shares acquired (in shares)		(1,163,260)
Ending balance (in shares)	35,712,651	36,308,313